CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1,497,576	$ 5,995,872
Other receivables	193,198	374,678
Prepaid expenses and deposits	453,224	69,036
Finance receivables, net	3,038,860	3,432,340
Investments	30,786	1,202,349
Inventory	76,869	117,242
Digital assets	5,053,078	861,230
Total current assets	10,343,591	12,052,747
Non-current assets
Equipment, net	72,034	76,894
Long-term investments	0	2,224
Right-of-use asset, net	156,136	53,488
Intangible assets, net	4,725,270	4,933,871
Total assets	15,297,031	17,119,224
Current liabilities
Trade and other payables	3,192,564	4,362,068
Lease obligations	156,572	53,780
Warrants liability	7,760,684	212,002
Derivative liabilities	31,610	280,000
Deferred income	0	1,000,000
Notes payable	1,944,493	619,029
Convertible debentures	164,075	152,113
Total current liabilities	13,249,998	6,678,992
Total liabilities	13,249,998	6,678,992
SHAREHOLDERS’ EQUITY
Warrants	1,028,780	1,997,759
Contributed surplus	32,582,395	31,072,543
Foreign exchange translation reserve	130,847	50,795
Accumulated deficit	(189,940,674)	(172,110,884)
Class A Multiple Voting Shares to be issued	1,028,780	1,997,759
Equity attributable to shareholders of the Company	3,763,757	11,480,538
Non-controlling interests	(1,716,724)	(1,040,306)
Shareholders equity	2,047,033	10,440,232
Total liabilities and shareholders’ equity	15,297,031	17,119,224
Class A Shares
SHAREHOLDERS’ EQUITY
Share capital	151,701	151,701
Class A Multiple Voting Shares to be issued	439	0
Shareholders equity	151,701	151,701
Class B Subordinate Shares
SHAREHOLDERS’ EQUITY
Share capital	$ 159,810,269	$ 150,318,624